Goodwill and intangible assets - Disclosure of goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 4,450	£ 4,177
Intangibles	3,825	3,617
Carrying value	8,275	7,794
Head Office
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	39	38
Intangibles	58	56
Carrying value	97	94
Barclays UK | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,872	3,872
Intangibles	1,042	1,096
Carrying value	4,914	4,968
Barclays UK Corporate Bank | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	0	0
Intangibles	59	310
Carrying value	59	310
Barclays Private Bank & Wealth Management | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	95	95
Intangibles	251	232
Carrying value	346	327
Barclays US Consumer Bank | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	444	172
Intangibles	513	649
Carrying value	957	821
Barclays Investment Bank | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	0	0
Carrying value	£ 1,902	£ 1,274